SEGMENTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
SEGMENTS
Number of business activities	1
Number of segment managers held accountable for operations, operating results or plans for levels or components below the consolidated unit level	0
Segments
Total revenue	$ 155,039	$ 66,494	$ 106,589	$ 44,652
Total long-lived assets, net	20,941		10,939	4,941
North America
Segments
Total revenue	137,824	60,580	96,289	43,415
Total long-lived assets, net	19,888		9,959	4,736
All Other Countries
Segments
Total revenue	17,215	5,914	10,300	1,237
Total long-lived assets, net	$ 1,053		$ 980	$ 205